Financial instruments (Tables)	12 Months Ended
Dec. 31, 2013
Financial instruments
Notional amount of outstanding derivatives

	Total notional amounts at December 31,
Type of derivative ($ in millions)	2013	2012	2011
Foreign exchange contracts	19,351	19,724	16,503
Embedded foreign exchange derivatives	3,049	3,572	3,439
Interest rate contracts	4,693	3,983	5,535

		Total notional amounts at December 31,
Type of derivative	Unit	2013	2012	2011
Copper swaps	metric tonnes	42,866	45,222	38,414
Aluminum swaps	metric tonnes	3,525	5,495	5,068
Nickel swaps	metric tonnes	18	21	18
Lead swaps	metric tonnes	7,100	13,025	13,325
Zinc swaps	metric tonnes	300	225	125
Silver swaps	ounces	1,936,581	1,415,322	1,981,646
Electricity futures	megawatt hours	279,995	334,445	326,960
Crude oil swaps	barrels	113,000	135,471	113,397

Gain (loss) on cash flow hedges

2013
	Gains (losses) recognized in OCI on derivatives (effective portion)
		Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge
			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	22	Total revenues	52	Total revenues	—
		Total cost of sales	(1)	Total cost of sales	—
Commodity contracts	(5)	Total cost of sales	(5)	Total cost of sales	—
Cash-settled call options	16	SG&A expenses(1)	8	SG&A expenses(1)	—

Total	33		54		—

2012
	Gains (losses) recognized in OCI on derivatives (effective portion)
		Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge
			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	74	Total revenues	69	Total revenues	—
		Total cost of sales	(12)	Total cost of sales	—
Commodity contracts	4	Total cost of sales	(4)	Total cost of sales	—
Cash-settled call options	(4)	SG&A expenses(1)	(11)	SG&A expenses(1)	—

Total	74		42		—

2011
	Gains (losses) recognized in OCI on derivatives (effective portion)
		Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge
			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	9	Total revenues	113	Total revenues	—
		Total cost of sales	(9)	Total cost of sales	—
Commodity contracts	(13)	Total cost of sales	2	Total cost of sales	—
Cash-settled call options	(17)	SG&A expenses(1)	(18)	SG&A expenses(1)	—

Total	(21)		88		—

(1)
SG&A expenses represent "Selling, general and administrative expenses".

Gain (loss) on fair value hedges

2013
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
		($ in millions)		($ in millions)
	Location		Location
Interest rate contracts	Interest and other finance expense	(34)	Interest and other finance expense	35

2012
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
		($ in millions)		($ in millions)
	Location		Location
Interest rate contracts	Interest and other finance expense	6	Interest and other finance expense	(6)

2011
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
		($ in millions)		($ in millions)
	Location		Location
Interest rate contracts	Interest and other finance expense	(24)	Interest and other finance expense	24

Gain (loss) on derivatives not designated in hedge relationships

	Gains (losses) recognized in income
($ in millions) Type of derivative not designated as a hedge	Location	2013	2012	2011
Foreign exchange contracts	Total revenues	(95)	318	(93)
	Total cost of sales	80	(193)	(25)
	SG&A expenses(1)	(1)	(3)	—
	Interest and other finance expense	223	68	265
Embedded foreign exchange contracts	Total revenues	101	(148)	(31)
	Total cost of sales	(10)	28	11
Commodity contracts	Total cost of sales	(50)	10	(59)
	Interest and other finance expense	1	1	1
Interest rate contracts	Interest and other finance expense	(3)	(1)	—
Cash-settled call options	Interest and other finance expense	—	—	(1)

Total		246	80	68

(1)
SG&A expenses represent "Selling, general and administrative expenses".

Fair value of derivatives

	December 31, 2013
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	21	8	10	3
Commodity contracts	2	—	1	—
Interest rate contracts	—	14	—	7
Cash-settled call options	14	40	—	—

Total	37	62	11	10

Derivatives not designated as hedging instruments:
Foreign exchange contracts	272	42	121	30
Commodity contracts	6	1	15	1
Cash-settled call options	—	2	—	—
Embedded foreign exchange derivatives	57	21	55	11

Total	335	66	191	42

Total fair value	372	128	202	52

Thereof, subject to close-out netting agreements	284	63	130	40

	December 31, 2012
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	34	20	14	6
Commodity contracts	1	—	1	—
Interest rate contracts	15	31	—	2
Cash-settled call options	9	16	—	—

Total	59	67	15	8

Derivatives not designated as hedging instruments:
Foreign exchange contracts	204	62	84	20
Commodity contracts	7	1	11	1
Cash-settled call options	—	1	—	—
Embedded foreign exchange derivatives	26	13	86	40

Total	237	77	181	61

Total fair value	296	144	196	69

Thereof, subject to close-out netting agreements	245	113	93	28